Goodwill	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Goodwill	Goodwill

(CAD$ in millions)	Steelmaking Coal Operations	Quebrada Blanca	Total
January 1, 2020	$702	$399	$1,101
Changes in foreign exchange rates	—	(8)	(8)
December 31, 2020	$702	$391	$1,093
Changes in foreign exchange rates	—	(2)	(2)
December 31, 2021	$702	$389	$1,091

The results of our annual goodwill impairment analysis and key assumptions used in the analysis are outlined in Notes 7(b) and 7(c).